Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005503
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	Investor Class
Trading Symbol	TRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - Investor Class	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,360	10,232	10,296
2016	10,254	9,908	10,211
2017	10,747	10,008	10,622
2017	11,084	10,158	10,883
2017	11,347	10,283	11,084
2017	11,684	10,227	11,422
2018	11,767	10,059	11,458
2018	11,774	10,120	11,524
2018	12,010	10,175	11,784
2018	11,617	10,089	11,433
2019	11,988	10,378	11,716
2019	12,092	10,768	11,794
2019	12,586	11,210	12,243
2019	12,976	11,178	12,621
2020	12,819	11,590	12,457
2020	12,800	11,781	12,575
2020	13,913	11,936	13,391
2020	14,479	11,992	13,821
2021	15,101	11,750	14,156
2021	15,798	11,734	14,704
2021	16,246	11,925	15,091
2021	16,037	11,854	14,967
2022	15,524	11,440	14,582
2022	14,725	10,769	13,899
2022	14,182	10,552	13,500
2022	14,348	10,332	13,621
2023	14,349	10,328	13,691
2023	14,599	10,538	13,936
2023	15,060	10,426	14,244
2023	15,197	10,454	14,357
2024	16,132	10,671	15,065
2024	16,514	10,676	15,329
2024	17,251	11,187	16,064
2024	17,619	11,173	16,279
2025	17,679	11,291	16,392
2025	17,802	11,258	16,566
2025	18,637	11,538	17,329
2025	19,225	11,809	17,881
2026	19,981	11,998	18,464
2026	20,430	11,836	18,854

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2015 Fund (Investor Class)	14.76%	5.28%	7.41%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,167,710,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,837,000
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,167,710 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	35.9%
Domestic Bond Funds	36.0
International Bond Funds	14.2
International Equity Funds	12.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.7
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Value Fund	7.3
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049238
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	Advisor Class
Trading Symbol	PARHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - Advisor Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,355	10,232	10,296
2016	10,248	9,908	10,211
2017	10,736	10,008	10,622
2017	11,066	10,158	10,883
2017	11,322	10,283	11,084
2017	11,645	10,227	11,422
2018	11,720	10,059	11,458
2018	11,720	10,120	11,524
2018	11,955	10,175	11,784
2018	11,555	10,089	11,433
2019	11,915	10,378	11,716
2019	12,010	10,768	11,794
2019	12,494	11,210	12,243
2019	12,865	11,178	12,621
2020	12,709	11,590	12,457
2020	12,682	11,781	12,575
2020	13,771	11,936	13,391
2020	14,324	11,992	13,821
2021	14,932	11,750	14,156
2021	15,614	11,734	14,704
2021	16,049	11,925	15,091
2021	15,831	11,854	14,967
2022	15,316	11,440	14,582
2022	14,514	10,769	13,899
2022	13,976	10,552	13,500
2022	14,129	10,332	13,621
2023	14,121	10,328	13,691
2023	14,355	10,538	13,936
2023	14,798	10,426	14,244
2023	14,933	10,454	14,357
2024	15,824	10,671	15,065
2024	16,187	10,676	15,329
2024	16,913	11,187	16,064
2024	17,263	11,173	16,279
2025	17,297	11,291	16,392
2025	17,418	11,258	16,566
2025	18,225	11,538	17,329
2025	18,789	11,809	17,881
2026	19,513	11,998	18,464
2026	19,939	11,836	18,854

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2015 Fund (Advisor Class)	14.48%	5.01%	7.14%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,167,710,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,837,000
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,167,710 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	35.9%
Domestic Bond Funds	36.0
International Bond Funds	14.2
International Equity Funds	12.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.7
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Value Fund	7.3
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049239
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	R Class
Trading Symbol	RRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - R Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,351	10,232	10,296
2016	10,236	9,908	10,211
2017	10,712	10,008	10,622
2017	11,029	10,158	10,883
2017	11,280	10,283	11,084
2017	11,597	10,227	11,422
2018	11,665	10,059	11,458
2018	11,657	10,120	11,524
2018	11,886	10,175	11,784
2018	11,476	10,089	11,433
2019	11,826	10,378	11,716
2019	11,912	10,768	11,794
2019	12,380	11,210	12,243
2019	12,752	11,178	12,621
2020	12,588	11,590	12,457
2020	12,551	11,781	12,575
2020	13,622	11,936	13,391
2020	14,158	11,992	13,821
2021	14,747	11,750	14,156
2021	15,418	11,734	14,704
2021	15,833	11,925	15,091
2021	15,606	11,854	14,967
2022	15,093	11,440	14,582
2022	14,292	10,769	13,899
2022	13,755	10,552	13,500
2022	13,897	10,332	13,621
2023	13,886	10,328	13,691
2023	14,095	10,538	13,936
2023	14,537	10,426	14,244
2023	14,647	10,454	14,357
2024	15,524	10,671	15,065
2024	15,873	10,676	15,329
2024	16,557	11,187	16,064
2024	16,892	11,173	16,279
2025	16,923	11,291	16,392
2025	17,016	11,258	16,566
2025	17,805	11,538	17,329
2025	18,340	11,809	17,881
2026	19,038	11,998	18,464
2026	19,447	11,836	18,854

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2015 Fund (R Class)	14.28%	4.75%	6.88%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	5.10	6.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,167,710,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,837,000
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,167,710 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	35.9%
Domestic Bond Funds	36.0
International Bond Funds	14.2
International Equity Funds	12.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.7
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Value Fund	7.3
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244826
Shareholder Report [Line Items]
Fund Name	Retirement 2015 Fund
Class Name	I Class
Trading Symbol	TRUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2015 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2015 Fund - I Class	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,768	512,174	514,122
2/29/24	546,084	522,826	539,483
5/31/24	559,447	523,046	548,940
8/31/24	584,390	548,095	575,264
11/30/24	597,307	547,386	582,951
2/28/25	599,283	553,193	587,017
5/31/25	603,928	551,599	593,232
8/31/25	632,731	565,284	620,560
11/30/25	652,707	578,594	640,327
2/28/26	678,622	587,826	661,188
5/31/26	694,370	579,914	675,185

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2015 Fund (I Class)	14.98%	13.76%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	6.00
S&P Target Date 2015 Index (Strategy Benchmark)	13.81	12.52

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,167,710,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 20,837,000
InvestmentCompanyPortfolioTurnover	21.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,167,710 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	35.9%
Domestic Bond Funds	36.0
International Bond Funds	14.2
International Equity Funds	12.7
Short-Term and Other	1.2

Largest Holdings [Text Block]
Table Summary
T. Rowe Price New Income Fund	15.4%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.7
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Value Fund	7.3
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.7
T. Rowe Price Equity Index 500 Fund	4.1
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless